Note 10 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

10.      Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 generators manufactured by Stellartech. As of September 30, 2015, the Company has purchased 50 units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased 300,000 shares of common stock at par value (2,415 shares of the Company’s common stock post-merger based on the exchange ratio of 0.0080497). These shares are subject to a right of repurchase by the Company, which lapse over a four-year period. As of September 30, 2015 and December 31, 2014, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $1,871,000 and $182,000 for goods and services during the three months ended September 30, 2015 and 2014, respectively, and $3,082,000 and $345,000 for goods and services during the nine months ended September 30, 2015 and 2014, respectively.

13 .      Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 generators manufactured by Stellartech. As of December 31, 2014, the Company has purchased 23 units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased 300,000 shares of common stock at par value. These shares are subject to a right of repurchase by the Company, which lapse over a four-year period. As of December 31, 2012, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $484,000 and $33,000 for goods and services during the years ended December 31, 2014 and 2013, respectively.